DEBT (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Debt Disclosure [Abstract]
Short term debt	$ 319,366			¥ 50,000,000
Debt instrumental interest rate	0.80%
Interest expense	$ 68,011	77,274	$ 92,930
Bond discount accretion	$ 4,686	$ 4,225	$ 4,697